Business combinations and other significant transactions	12 Months Ended
Dec. 31, 2025
Business combinations and other significant transactions
Business combinations and other significant transactions

5 Business combinations and other significant transactions

Acquisitions

Plenitude

On December 22, 2025, Plenitude finalized the acquisition from Neoen, of a portfolio of 52 operating renewable generation plants and one operating battery, for a total of approximately 760 MW of installed capacity located throughout France. The total cash consideration of the transaction amounted to €234 million with acquisition of: (i) current and non-current assets for €1,040 million; (ii) net borrowings for €724 million, of which cash and cash equivalents for €38 million; (iv) current and non-current liabilities for €82 million. In the case of subsidiaries acquired exclusively for the purpose of sale/contribution, the Group, in applying the so-called short-cut method, does not fully consolidate the individual assets and liabilities, but instead separately presents assets and liabilities subject to future sale/contribution in the balance sheet.

Information about the definitive purchase price allocation of business combinations made in 2024 is provided in note 27 ‐ Other Information.

Divestments

Corporate and other activities

On December 18, 2025, Eni finalized the sale of a 49.99% stake in Eni CCUS Holding Ltd to the private equity fund Global Infrastructure Partners (GIP). Eni CCUS Holding Ltd acts as the holding company for the operating companies of the CCUS business, controlling 100% of Liverpool Bay CCS Ltd, Eni Netherlands CCUS BV, Bacton CCS Ltd, and Eni Tellus CCS Ltd. The transaction resulted in the exclusion from the scope of consolidation of net assets and liabilities for €222 million, of which other current financial assets for €45 million and cash and cash equivalents of €40 million, the realization of a capital gain for €46 million and the fair value of the retained stake of €27 million. Based on the agreements between the partners, joint control of the entity post-transfer was established.

Balance sheet values of the divestments carried out in 2025 are shown in the following table:

(€ million)	Eni CCUS Holding Ltd	Other divestments	Total
Cash and cash equivalents	40		40
Other current financial assets	45		45
Other current assets	84	1	85
Current assets	169	1	170
Property, plant and equipment	222	2	224
Deferred tax assets	5		5
Other non-current assets	428		428
Non-current assets	655	2	657
TOTAL ASSETS	824	3	827
Current financial liabilities
Other current liabilities	190	1	191
Current liabilities	190	1	191
Non-current financial liabilities	407		407
Other non-current liabilities	5		5
Non-current liabilities	412		412
TOTAL LIABILITIES	602	1	603
Equity attributable to Eni	222	2	224
TOTAL EQUITY	222	2	224
TOTAL LIABILITIES AND EQUITY	824	3	827